UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   601 Union Street, Suite 3900
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew C. Rudolf
Title:     Managing Director
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Matthew C. Rudolf          Seattle, Washington            February 12, 2004

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      109

Form 13F Information Table Value Total:      $208,302


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------
A D C TELECOMMUNICATN COM           COM        000886101       89    30000  SH          Sole               30000
ABB LTD.                            COM        000375204       51    10000  SH          Sole               10000
ABBOTT LABS                         COM        002824100      294     6300  SH          Sole                6300
ACE LTD-ORD                         ORD        G0070K103      953    23000  SH          Sole               23000
AEROFLEX                            COM        007768104     1563   133500  SH          Sole              133500
ALBANY INTL CORP CL A               COM        012348108     1925    56776  SH          Sole               56776
ALCOA INC                           COM        022249106     3086    81200  SH          Sole               81200
ALLIANCE GAMING CORP                COM        01859P609     2232    90542  SH          Sole               90542
ALTRIA GROUP, INC.                  COM        02209S103      338     6217  SH          Sole                6217
AMERICAN SAFETY INSURANCE           COM        g02995101      498    38000  SH          Sole               38000
AMERICAN SERVICE GROUP INC          COM        02364L109     5127   166000  SH          Sole              166000
AMGEN INC COM                       COM        031162100     8560   138528  SH          Sole              138528
ANADARKO PETROLEUM CORP.            COM        032511107      612    12000  SH          Sole               12000
ANNUITY & LIFE RE HOLDINGS TD       ORD        g03910109     5239  3796100  SH          Sole             3796100
APPLERA CORP CELERA GENOMICS GROUP  COM        038020202      156    11194  SH          Sole               11194
APPLIX INC                          COM        038316105     1961   555500  SH          Sole              555500
ARCHER DANIELS MIDLAND              COM        03948310       253    16600  SH          Sole               16600
AT&T WIRELESS SERVICES Inc.         COM        00209A106       80    10000  SH          Sole               10000
BALLARD PWR SYS INC                 COM        05858H104      402    34000  SH          Sole               34000
BANK OF AMERICA CORP COM            COM        066050105      285     3548  SH          Sole                3548
BERKSHIRE HATHAWAY CLASS B          CL B       084670207     2660      945  SH          Sole                 945
BJ SERVICES CO                      COM        055482103      898    25000  SH          Sole               25000
BOMBAY CO  INC                      COM        097924104      814   100000  SH          Sole              100000
BP PLC                            SPON ADR     055622104      360     7296  SH          Sole                7296
BRISTOL MYERS SQUIBB COM            COM        110122108     6390   223410  SH          Sole              223410
BURLINGTON RES INC COM              COM        122014103      615    11100  SH          Sole               11100
CASCADE NATURAL GAS CORP            COM        147339105      232    11000  SH          Sole               11000
CITIGROUP INC                       COM        172967101     1526    31433  SH          Sole               31433
COCA COLA ENTERPRISES, Inc.         COM        191219104      875    40000  SH          Sole               40000
COLGATE-PALMOLIVE COMPANY           COM        194162103     1386    27700  SH          Sole               27700
COMCAST CORP CL A SPL               COM        200300200     1114    35590  SH          Sole               35590
CONCEPTUS INC                       COM        206016107      781    73500  SH          Sole               73500
CONCORD EFS INC                     COM        206197105     5755   387800  SH          Sole              387800
CORIXA CORP                         COM        21887F100      227    37600  SH          Sole               37600
COX COMMUNICATIONS INC              COM        224044107     1151    33400  SH          Sole               33400
CRAY INC.                           COM        225223106     4066   409451  SH          Sole              409451
DIME TRACKING WARRANTS         *W EXP 99/99/99 25429Q110        4    21000  SH          Sole               21000
E M C CORP MASS COM                 COM        268648102      160    12400  SH          Sole               12400
EL PASO CORP                        COM        28336L109     1214   148200  SH          Sole              148200
EMERITUS CORP COM                   COM        291005106      114    13900  SH          Sole               13900
ENSCO INT'L                         COM        26874Q100     3612   132950  SH          Sole              132950
EQUITY OFFICE PROPERTIES TRUST      COM        294741103      481    16776  SH          Sole               16776
EQUITY RESIDENT PPTYS            SH BEN INT    29476L107     1616    54775  SH          Sole               54775
EXXON MOBIL CORP                    COM        30231G102     3829    93398  SH          Sole               93398
FEDERATED INVESTORS INC (PA.)       COM        314211103     3009   102500  SH          Sole              102500
FIFTH THIRD BANCORP                 COM        316773100      999    16900  SH          Sole               16900
FIRST DATA CORP COM                 COM        319963104     2087    50800  SH          Sole               50800
FRISCO BAY INDS LTD                 COM        358751105     1242   115550  SH          Sole              115550
GENERAL ELEC CO COM                 COM        369604103     4181   134967  SH          Sole              134967
GETTY IMAGES INC                    COM        374276103      576    11500  SH          Sole               11500
GLAXOSMITHKLINE PLC                 COM        37733W105      216     4641  SH          Sole                4641
GOLD FIELDS LTD NEW ADR           SPON ADR     38059t106     2119   152000  SH          Sole              152000
GRANITE CONSTRUCTION INC            COM        387328107     1248    53150  SH          Sole               53150
GRUPO TRANS MARITIMA MEXICANA, SA   COM        40051D105      199    47000  SH          Sole               47000
HOOPER HOLMES INC                   COM        439104100     2092   338500  SH          Sole              338500
IDENTIX INC                         COM        451906101     1822   409400  SH          Sole              409400
INNOVEX INC                         COM        457647105       85    10100  SH          Sole               10100
INTERNATIONAL BUS MACH COM          COM        459200101      491     5300  SH          Sole                5300
JAPAN EQUITY FUND INC               COM        471057109      254    38000  SH          Sole               38000
KEY ENERGY SERVICES                 COM        492914106     1969   191000  SH          Sole              191000
L-3 COMMUNICATIONS HLDINGS INC      COM        502424104     1063    20700  SH          Sole               20700
LCC INTERNATIONAL INC CL A          COM        501810105      536   100000  SH          Sole              100000
LIBERTY MEDIA CORP                  COM        530718105      824    69300  SH          Sole               69300
LUCENT TECHNOLOGIES COM             COM        549463107       28    10000  SH          Sole               10000
MARTIN MARIEATTA MATERIALS INC      COM        573284106     1409    30000  SH          Sole               30000
MERCK & CO INC COM                  COM        589331107     3284    71090  SH          Sole               71090
MERGE TECHNOLOGIES INC              COM        589981109      221    12500  SH          Sole               12500
MICROSOFT CORP COM                  COM        594918104    30632  1119166  SH          Sole             1119166
NATIONAL OILWELL INC                COM        637071101      438    19600  SH          Sole               19600
NAVIGANT CONSULTING INC             COM        63935N107     1531    81200  SH          Sole               81200
NETWORK EQUIPMENT TECHNOLOGIES      COM        641208103     2347   213400  SH          Sole              213400
NEXMED INC                          COM        652903105     1294   324400  SH          Sole              324400
NUVEEN INVT QUALITY MUNI FUND       COM        67062e103      304    19800  SH          Sole               19800
ON SEMICONDUCTOR                    COM        682189105       65    10000  SH          Sole               10000
ONYX SOFTWARE CORP                  COM        683402200      742   185600  SH          Sole              185600
ORBITZ INC.                         COM        68556Y100      526    22550  SH          Sole               22550
PAN AMERICAN SILVER CORP            COM        697900108      302    21100  SH          Sole               21100
PENN NATIONAL GAMING INC            COM        707569109      682    29500  SH          Sole               29500
PEPSICO INC COM                     COM        713448108     1445    31000  SH          Sole               31000
PEROT SYSTEMS Corp.                 COM        714265105     1590   117940  SH          Sole              117940
PFIZER INC                          COM        717081103     3137    88800  SH          Sole               88800
PIMCO MUNICIPAL INCOME FUND         COM        72201A103     3089   222400  SH          Sole              222400
PRAXAIR INC                         COM        74005P104      512    13400  SH          Sole               13400
PUTNAM MASTR INTR INCM SH BEN INT  SH BEN      746909100     1356   205400  SH          Sole              205400
QUIPP INC COM                       COM        748802105      336    29181  SH          Sole               29181
RAYTHEON CO                         COM        75511150      2884    96000  SH          Sole               96000
RC2 CORPORATION                     COM        749388104      619    29700  SH          Sole               29700
READERS DIGEST ASSN CL A NON VTG    COM        755267101     1215    82850  SH          Sole               82850
RESPIRONICS INC                     COM        761230101      610    13500  SH          Sole               13500
ROWAN COS INC                       COM        779382100      711    30700  SH          Sole               30700
SAFECO CORP COM                     COM        786429100     2435    62550  SH          Sole               62550
SCHWAB CHARLES CP NEW               COM        808513105      338    28550  SH          Sole               28550
SCS TRANSPORTATION INC              COM        81111T102      215    12250  SH          Sole               12250
SK TELECOM LTD                    SPON ADR     78440P108     2163   116000  SH          Sole              116000
SOMERA COMMUNCATIONS INC            COM        834458101      101    63200  SH          Sole               63200
STRYKER CORP COM                    COM        863667101      510     6000  SH          Sole                6000
SYMBOL TECHNOLOGIES                 COM        871508107     1301    77000  SH          Sole               77000
TEVA PHARMACEUTICAL ADR             COM        881624209      873    15400  SH          Sole               15400
TIME WARNER INC COM                 COM        887315109      674    37475  SH          Sole               37475
TRAVELERS PRPTY CASUALTY CORP. Cl B COM        89420G406     3146   185400  SH          Sole              185400
UNITEDGLOBALCOM                     CL A       913247508     2090   246500  SH          Sole              246500
US BANCORP DEL COM                  COM        902973106     2056    69047  SH          Sole               69047
VECTOR GROUP LTD 6.25%           Note 6.25%    92240MAC2     1780  2000000  PRN         Sole
WASHINGTON MUT INC COM              COM        939322103     8496   211759  SH          Sole              211759
WRIGHT MEDICAL TECHNOLOGY           COM        98235T107      590    19400  SH          Sole               19400
WYETH                               COM        983024100     4105    96700  SH          Sole               96700
YELLOW CORPORATION                  COM        985509108     1172    32400  SH          Sole               32400
ZWEIG FUND                          COM        989834106     4354   888600  SH          Sole              888600
ZWEIG TOTAL RETURN FUND INC         COM        989837109    11997  2394525  SH          Sole             2394525
